DERIVATIVE INSTRUMENTS PAYABLE AND RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
Our derivative instruments are not designated as hedging instruments and are summarized as follows:

(in thousands of $)	2022	2021
Interest rate swaps	32,858	2,608
Foreign currency swaps	—	71
Bunker derivatives	265	—
Forward freight agreements	—	—
Asset Derivatives - Fair Value	33,123	2,679

(in thousands of $)	2022	2021
Interest rate swaps	—	10,364
Foreign currency swaps	10	—
Bunker derivatives	1,303	—
Forward freight agreements	—	—
Liability Derivatives - Fair Value	1,313	10,364

Derivative Instruments, Gain (Loss)
During 2022, 2021 and 2020, the following were recognized and presented under “Gain (loss) on derivatives” in the consolidated statement of comprehensive income:

(in thousands of $)		2022	2021	2020
Interest rate swaps	Interest income (expense)	(466)	(8,349)	(5,030)
	Unrealized fair value gain (loss)	40,614	19,802	(19,868)
Foreign currency swaps	Realized gain (loss)	(194)	60	71
	Unrealized fair value gain (loss)	113	(257)	519
Forward freight agreements	Realized gain (loss)	(579)	18,969	10,207
	Options	—	—	(1,313)
Bunker derivatives	Realized gain (loss)	1,518	410	(2,193)
	Unrealized fair value gain (loss)	(1,038)	(170)	157
		39,968	30,465	(17,450)